united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

THE BIONDO FUNDS

SEMI-ANNUAL REPORT
JUNE 30, 2015

1-800-672-9152
www.thebiondogroup.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Fellow Shareholder,

We are now at the halfway point in 2015, and thus far it has been an interesting year. As anticipated, increased volatility and modestly positive returns in global markets were at the forefront of the investment world. In this issue, we will share our thoughts on the first half and offer our outlook for the balance of the year.

In the year to date period ending June 30th, 2015, US markets were relatively muted with the S&P 500 Index up 1.23% and the Dow Jones Industrial Average up 0.03%. The tech-heavy Nasdaq Composite posted the best results, increasing by 5.90%. International markets outperformed US markets in the first half, with the Bloomberg World Index advancing 6.23%.

Relative to this backdrop, two strategies we manage here fared well in the first half. The Biondo Growth Fund was up 3.11% and the Biondo Focus Fund increased by 3.71%. These return figures are net of fees.

During the first half of the year we made new purchases in several companies. We purchased shares in Mobileye NV., a provider of image sensing and processing technology for automotive applications. We also initiated positions in Intrexon, a provider of synthetic biology services, and Palo Alto Networks, a leading player in cybersecurity services. We sold positions in several companies, including Chart Industries, Time Warner Cable and Ultimate Software.

Many of the big issues of the first half of 2015 remain unresolved. Chief among these issues is conflicting central bank policy - the Fed is set to begin tightening while many of our global peers are increasing stimulus. Economic data in the coming months will serve to shed light on what is currently an uncertain path to the Fed raising rates here in the US. The Chinese continue to fine tune economic policy in the face of a wildly gyrating stock market, while all eyes remain fixated on the drama coming out of Greece.

There has been much debate in the past year regarding Federal Reserve policy – namely, when will they begin to raise rates and by how much. While we have long argued that tighter monetary policy would be healthy in the long-run and was likely to begin this fall, recent events give us some pause as to the timing. Our expectation is that the turmoil in Europe will stall the Fed further due to a rising dollar.

In the past year, the threat to Europe from the Greek financial crisis and an increasing supply of euro liquidity has driven the dollar up 20% relative to the Euro. The rise in the dollar suggests that there is a shortage of dollars available to world markets and this shortage implies the current

Fed policy may be too tight. While it may be counter-intuitive to some, the world wants more dollars and raising rates in the face of that backdrop may weaken an already fragile economic recovery here in the US. Thus, it would not be a surprise if the Fed stays steady for the balance of 2015.

Press reports in late June indicated that Greece and the European Union came close to an accord yet the crisis remains unresolved as we write. Greece is now in arrears on a large debt payment due in June and ECB leaders appear to be steadfast in their position. While chances of a Greek exit from the Euro have been elevated by recent inaction, we believe that it is in both parties’ best interests to work out a deal, which remains the most likely outcome.

Chinese equities have been on a wild ride in the first half of 2015. The Shanghai Shenzen 300 Index, which tracks 300 A-share stocks listed on the Shanghai or Shenzen Stock Exhanges, more than doubled from late November through early June and has since retreated by nearly 40% in less than a month. Considering the backdrop of what appears to be a slowing Chinese economy, this recent drop has started to concern world market participants. Policy planners in Beijing have generally done an impressive job of managing each stage of China’s boom and officials have already responded to stock market volatility. Our view is that Chinese officials will effectively use central controls to steady markets and remain content with the strong gains experienced in the indices despite the recent drop.

In the meantime, as of June 30th, US equities remain the strongest asset class in terms of relative strength, followed by International equities. While recent volatility has caused minor discomfort, we remain focused on the longer term outlook. Sir John Templeton famously quoted: “Bull markets are born on pessimism, grow on skepticism, mature on optimism and die on euphoria.” In our view, the current bull market remains in the growth/skepticism phase of this cycle and further gains are likely in the time ahead.

While much of this affects our decision-making and is interesting to discuss, it is important to note that we have no control over any of it. Therefore, we continue to spend the vast majority of our time and attention on that which we do have control – how we are positioning portfolios - while listening carefully to trends in the market place.

As we look to the future, we believe we are well positioned in each of our strategies for not only the challenges but more importantly, the opportunities that we see. We continue to own great companies, run by outstanding people at valuations that we think are reasonable. Our risk management process remains healthy – taking gains in outsized winners while attempting to keep losses relatively small. Perhaps most important, we remain flexible in our thought process and take our cues from what markets tell us – if and when the time comes to be cautious, we are confident in our ability to do so.

As always, we remain committed and focused on serving the needs of our shareholders. We appreciate the trust and confidence that you have placed in us and wish you the best for a safe and fun-filled summer.

Very Truly Yours,

Joseph P. Biondo	Joseph R. Biondo
Chief Executive Officer	Founder, Senior Portfolio Manager

Sources: Biondo Funds Performance-Gemini Fund Services, LLC; Index Returns-Bloomberg; “Europe’s turmoil will keep the Fed’s hawks at bay”-CNBC; Dynamic Asset Level Investing (D.A.L.I)-Dorsey Wright; “5 Investment quotes from Sir John Templeton”-Wall St. College; BIA daily trade summary

1288-NLD-7/20/15

The Biondo Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2015

The Fund’s performance figures* for periods ended June 30, 2015, compared to its benchmarks:

				Since
	Six Months	One Year	Five Year	Inception**
The Biondo Growth Fund – Investor Shares	3.11%	5.19%	11.70%	3.67%
Russell 1000 Growth Total Return Index	3.96%	10.56%	18.59%	8.87%
S&P 500 Total Return Index	1.23%	7.42%	17.34%	7.37%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s April 30, 2015 prospectus, the Fund’s total annual operating expense before waivers is 1.78%. For performance information current to the most recent month-end, please call 1-800-672-9152.

**	Investor Shares inception date is May 3, 2006.

The Russell 1000 Growth Total Return Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in an index.

The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

***	The Fund’s fiscal year end changed from January 31 to December 31, effective February 1, 2012.

The Fund’s Top Ten Sectors are as follows, as of June 30, 2015:

Sectors	% of Net Assets	Sectors	% of Net Assets
Biotechnology	20.4%	Telecommunications	5.3%
Banks	11.1%	Apparel	4.9%
Pharmaceuticals	10.0%	Oil & Gas Services	4.9%
Commercial Services	9.1%	Aerospace/Defense	3.7%
Computers	8.2%	Other, Cash & Cash Equivalents	15.5%
Internet	6.9%		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

The Biondo Focus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2015

The Fund’s performance figures* for periods ended June 30, 2015, compared to its benchmarks:

				Since
	Six Months	One Year	Five Year	Inception**
The Biondo Focus Fund	3.71%	8.33%	14.73%	10.28%
Dow Jones Industrial Average Total Return Index	0.03%	7.21%	15.41%	12.65%
S&P 500 Total Return Index	1.23%	7.42%	17.34%	13.76%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Per the fee table in the Fund’s April 30, 2015 prospectus, the Fund’s total annual operating expense is 2.66%. For performance information current to the most recent month-end, please call 1-800-672-9152.

**	Inception date is March 17, 2010.

The Dow Jones Industrial Average Total Return Index represents large and well-known U.S. companies and covers all industries with the exception of Transportation and Utilities. Investors cannot invest directly in an index.

The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

***	The Fund’s fiscal year end changed from January 31 to December 31, effective February 1, 2012.

The Fund’s Top Ten Sectors are as follows, as of June 30, 2015:

Sectors	% of Net Assets	Sectors	% of Net Assets
Biotechnology	27.6%	Healthcare - Products	4.8%
Banks	19.4%	Auto Manufacturers	3.9%
Pharmaceuticals	18.3%	Oil & Gas Services	3.7%
Commercial Services	9.8%	Telecommunications	2.9%
Computers	5.3%	Other, Cash & Cash Equivalents	(1.0)%
Internet	5.3%		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Shares		Value
	COMMON STOCK, WARRANTS & RIGHTS - 97.0%
	AEROSPACE/DEFENSE - 3.7%
10,000	Boeing Co.	$1,387,200

	APPAREL - 4.9%
7,500	Under Armour, Inc. - Class A *	625,800
17,500	VF Corp.	1,220,450
		1,846,250
	AUTO MANUFACTURERS - 1.8%
2,500	Tesla Motors, Inc. *	670,650

	AUTO PARTS & EQUIPMENT - 1.4%
10,000	Mobileye NV *	531,700

	BANKS - 11.1%
175,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	1,079,750
100,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	2,475,000
50,000	Sussex Bancorp	602,500
		4,157,250
	BIOTECHNOLOGY - 20.4%
27,500	Celgene Corp. *	3,182,713
30,000	Gilead Sciences, Inc.	3,512,400
2,000	Illumina, Inc. *	436,720
10,000	Intrexon Corp. *	488,000
1,622	ZIOPHARM Oncology, Inc. *	19,464
		7,639,297
	COMMERCIAL SERVICES - 9.1%
22,500	MasterCard, Inc. - Class A	2,103,300
15,000	United Rentals, Inc. *	1,314,300
		3,417,600
	COMPUTERS - 8.2%
24,500	Apple, Inc.	3,072,913

	HEALTHCARE - PRODUCTS - 3.2%
2,500	Intuitive Surgical, Inc. *	1,211,250

	INTERNET - 6.9%
17,500	Facebook, Inc. - Class A *	1,500,887
2,000	Google, Inc. - Class A *	1,080,080
		2,580,967
	OIL & GAS - 2.6%
17,500	Atwood Oceanics, Inc.	462,700
50,000	Sanchez Energy Corp. *	490,000
		952,700

See accompanying notes to financial statements.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Shares		Value
	OIL & GAS SERVICES - 4.9%
8,500	Core Laboratories NV	$969,340
10,000	FMC Technologies, Inc. *	414,900
5,000	Schlumberger Ltd.	430,950
		1,815,190
	PHARMACEUTICALS - 10.0%
2,000	Actavis, Inc. CVR * ^	0
35,000	Chimerix, Inc. *	1,617,000
30,000	Pacira Pharmaceuticals, Inc. * +	2,121,600
		3,738,600
	SEMICONDUCTORS - 3.5%
12,500	ASML Holding NV	1,301,625

	TELECOMMUNICATIONS - 5.3%
50,000	ARRIS Group, Inc. *	1,530,000
2,500	Palo Alto Networks, Inc. *	436,750
		1,966,750

	TOTAL COMMON STOCK, WARRANTS & RIGHTS (Cost - $22,363,748)	36,289,942

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
1,324,323	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% ** (Cost - $1,324,323)	1,324,323

	TOTAL INVESTMENTS - 100.6% (Cost - $23,688,071) (a)	$37,614,265
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(215,715)
	NET ASSETS - 100.0%	$37,398,550

*	Non-income producing security.

^	Restricted security. The Advisor or Trustees have determined the security to be illiquid. At June 30, 2015, the security amounted to 0.0% of net assets.

+	Subject to written call option.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

CVR - Contingent Value Right

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,731,833 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$14,498,888
Unrealized Depreciation:	(616,456)
Net Unrealized Appreciation:	$13,882,432

See accompanying notes to financial statements.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Contracts ***		Value
	CALL OPTIONS WRITTEN
50	Pacira Pharmaceuticals, Inc. *
	Expiration November 2015, Exercise Price $50.00
	TOTAL CALL OPTIONS WRITTEN (Premiums received $97,846)	$112,000

*	Non-income producing security.

***	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to financial statements.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Shares		Value
	COMMON STOCK, WARRANTS & RIGHTS - 101.4%
	AUTO MANUFACTURERS - 3.9%
80,000	Ford Motor Co. ^	$1,200,800

	AUTO PARTS & EQUIPMENT - 0.4%
2,000	Mobileye NV *	106,340

	BANKS - 19.4%
270,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	1,665,900
145,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 * ^	3,588,750
30,000	Wells Fargo & Co. - Warrants @ $34.00, Due 10/28/18 *	674,700
		5,929,350
	BIOTECHNOLOGY - 27.6%
25,000	Celgene Corp. *	2,893,375
10,000	Exact Sciences Corp. *	297,400
25,000	Gilead Sciences, Inc. ^	2,927,000
9,500	Illumina, Inc. * ^	2,074,420
5,000	Intrexon Corp. *	244,000
811	ZIOPHARM Oncology, Inc. *	9,733
		8,445,928
	COMMERCIAL SERVICES - 9.8%
18,000	MasterCard, Inc. - Class A	1,682,640
15,000	United Rentals, Inc. * ^	1,314,300
		2,996,940
	COMPUTERS - 5.3%
13,000	Apple, Inc. ^	1,630,525

	HEALTHCARE - PRODUCTS - 4.8%
3,000	Intuitive Surgical, Inc. *	1,453,500

	INTERNET - 5.3%
19,000	Facebook, Inc. - Class A *	1,629,535

	OIL & GAS SERVICES - 3.7%
10,000	Core Laboratories NV	1,140,400

	PHARMACEUTICALS - 18.3%
3,000	Actavis, Inc. CVR * #	0
60,000	Chimerix, Inc. * +	2,772,000
40,000	Pacira Pharmaceuticals, Inc. * ^ +	2,828,800
		5,600,800
	TELECOMMUNICATIONS - 2.9%
5,000	Palo Alto Networks, Inc. *	873,500

	TOTAL COMMON STOCK, WARRANTS & RIGHTS (Cost - $19,181,729)	31,007,618

See accompanying notes to financial statements.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
258,890	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% ^ ** (Cost - $258,890)	$258,890

	TOTAL INVESTMENTS - 102.2% (Cost - $19,440,619) (a)	$31,266,508
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%	(669,516)
	NET ASSETS - 100.0%	$30,596,992

^	All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at June 30, 2015 is $11,618,656.

*	Non-income producing security.

#	Restricted security. The Advisor or Trustees have determined the security to be illiquid. At June 30, 2015, the security amounted to 0.0% of net assets.

+	Subject to written call option.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

CVR - Contingent Value Right

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,329,302 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$12,437,168
Unrealized Depreciation:	(1,499,962)
Net Unrealized Appreciation:	$10,937,206

Contracts ***		Value
	CALL OPTIONS WRITTEN
100	Chimerix, Inc. *
	Expiration January 2016, Exercise Price $40.00	$104,000
75	Pacira Pharmaceuticals, Inc. *
	Expiration November 2015, Exercise Price $50.00	168,000
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $233,194)	$272,000

*	Non-income producing security.

***	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

	The Biondo Growth	The Biondo Focus
	Fund	Fund
ASSETS
Investment securities:
At cost	$23,688,071	$19,440,619
At value	$37,614,265	$31,266,508
Receivable for Fund shares sold	—	1,202
Receivable for investments sold	—	3,212,164
Dividends and interest receivable	6,875	—
Prepaid expenses & other assets	9,068	9,627
TOTAL ASSETS	37,630,208	34,489,501

LIABILITIES
Line of Credit payable	—	3,499,999
Options written, at value (premiums received $97,846 and $233,194, respectively)	112,000	272,000
Investment advisory fees payable	49,577	77,732
Payable for Fund shares redeemed	23,301	—
Distribution (12b-1) fees payable	8,300	6,847
Accrued interest	—	9,358
Accrued expenses and other liabilities	38,480	26,573
TOTAL LIABILITIES	231,658	3,892,509
NET ASSETS	$37,398,550	$30,596,992

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$28,805,359	$19,589,548
Accumulated net investment loss	(153,969)	(295,966)
Accumulated net realized loss from security transactions and options transactions	(5,164,880)	(483,673)
Net unrealized appreciation of investments	13,912,040	11,787,083
NET ASSETS	$37,398,550	$30,596,992

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$37,398,550	$30,596,992
Shares of beneficial interest outstanding	2,754,154	1,823,221
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$13.58	$16.78

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2015

	The Biondo Growth	The Biondo Focus
	Fund	Fund
INVESTMENT INCOME
Dividends (net of $2,828 and $1,650 foreign taxes withheld)	$128,805	$88,650

EXPENSES
Investment advisory fees	185,784	232,439
Distribution (12b-1) fees - Investor Class	46,446	38,740
Administration fees	21,250	20,953
Fund accounting fees	13,137	12,520
Transfer agent fees	10,153	9,767
Registration fees	8,002	8,021
Audit fees	7,602	8,035
Legal fees	6,145	5,485
Compliance officer fees	5,769	5,515
Shareholder reporting expense	5,714	1,067
Trustees’ fees and expenses	4,738	8,440
Custody fees	2,609	4,100
Insurance expense	636	445
Interest expense	—	28,989
Other expenses	542	100
TOTAL EXPENSES	318,527	384,616

Less: Fees waived by the Advisor	(39,920)	—

NET EXPENSES	278,607	384,616
NET INVESTMENT LOSS	(149,802)	(295,966)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	1,970,884	1,054,046
Options written	(59,313)	(125,741)
Net realized gain	1,911,571	928,305

Net change in unrealized appreciation (depreciation) on:
Investments	(572,914)	589,401
Options written	(32,087)	(74,788)
Net change in unrealized appreciation (depreciation)	(605,001)	514,613

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,306,570	1,442,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,156,768	$1,146,952

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS

	The Biondo Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(149,802)	$(317,054)
Net realized gain from investments, options purchased and options written	1,911,571	3,446,048
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	(605,001)	(888,770)
Net increase in net assets resulting from operations	1,156,768	2,240,224

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	428,761	2,002,038
Payments for shares redeemed:
Investor Class	(1,473,746)	(3,345,244)
Redemption fee proceeds:
Investor Class	—	220
Net decrease in net assets from shares of beneficial interest	(1,044,985)	(1,342,986)

TOTAL INCREASE IN NET ASSETS	111,783	897,238

NET ASSETS
Beginning of Period	37,286,767	36,389,529
End of Period *	$37,398,550	$37,286,767
* Includes accumulated net investment loss of:	$(153,969)	$(4,167)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	32,054	157,857
Shares Redeemed	(109,803)	(265,350)
Net decrease in shares of beneficial interest outstanding	(77,749)	(107,493)

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	The Biondo Focus Fund
	For the	For the
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(295,966)	$(628,647)
Net realized gain (loss) from investments and options written	928,305	(210,593)
Net change in unrealized appreciation (depreciation) of investments and options written	514,613	4,479,187
Net increase in net assets resulting from operations	1,146,952	3,639,947

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,278,365	18,185,467
Payments for shares redeemed	(6,442,020)	(9,779,171)
Redemption fee proceeds	896	14,754
Net increase (decrease) in net assets from shares of beneficial interest	(3,162,759)	8,421,050

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,015,807)	12,060,997

NET ASSETS
Beginning of Period	32,612,799	20,551,802
End of Period *	$30,596,992	$32,612,799
* Includes accumulated net investment loss of:	$(295,966)	$—

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	203,405	1,165,222
Shares Redeemed	(395,788)	(625,724)
Net increase (decrease) in shares of beneficial interest outstanding	(192,383)	539,498

See accompanying notes to financial statements.

The Biondo Focus Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2015

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$1,146,952
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:

Proceeds from disposition of long-term investment securities	12,612,205
Purchases of long-term investment securities	(9,981,881)
Premiums received for call options written	233,194
Cost of closing call options written	(314,723)
Sale of short-term investments, net	48,113
Changes in operating Assets and Liabilities:
Decrease in interest and dividends receivable	2,000
Increase in receivables for securities sold	(97,918)
Decrease in prepaid expenses	1,255
Decrease in accrued expenses and other liabilities	(34,128)
Net change in unrealized appreciation (depreciation)	(514,613)
Net realized gain	(928,305)
Net cash provided by operating activities	2,172,152

CASH FLOWS FROM FINANCING ACTIVITIES
Fund shares issued	3,278,365
Fund shares redeemed	(6,442,020)
Redemption fee proceeds	896
Decrease in payable for Fund shares redeemed	(145,743)
Decrease in receivable for Fund shares sold	113,272
Increase in line of credit	1,000,000
Net cash used in financing activities	(2,195,230)

Net decrease in cash	(23,078)

CASH:
Beginning balance	23,078
Ending balance	$—

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest expense	$42,549

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

					Investor Class
	Six Months Ended		Year Ended	Year Ended	Period Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,		January 31,
	2015		2014	2013	2012 *		2012	2011	2010
	(Unaudited)

Net asset value, beginning of period	$13.17		$12.38	$8.94	$8.90		$9.72	$8.50	$6.13
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.11)	(0.08)	(0.07)		(0.11)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments and option transactions	0.46		0.90	3.52	0.11		(0.71)	1.31	2.42
Total income (loss) from investment operations	0.41		0.79	3.44	0.04		(0.82)	1.22	2.37

Paid-in-Capital from redemption fees (1)	—		0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$13.58		$13.17	$12.38	$8.94		$8.90	$9.72	$8.50
Total return (3)	3.11	% (4)	6.38%	38.48%	0.45	% (4)	(8.44)%	14.35%	38.66%
Net assets, end of period (in 000s)	$37,399		$37,287	$36,390	$38,917		$50,714	$61,768	$58,456

Ratio of gross expenses to average net assets (5)	1.71	% (6)	1.77%	1.74%	1.65	% (6)	1.74%	1.65%	1.63%
Ratio of net expenses to average net assets	1.50	% (6)	1.50%	1.50%	1.50	% (6)	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(0.81	)% (6)	(0.87)%	(0.73)%	(0.90	)% (6)	(1.14)%	(1.01)%	(0.78)%
Portfolio turnover rate	15	% (4)	44%	20%	46	% (4)	25%	59%	44%

*	The Fund’s fiscal year end changed from January 31 to December 31, effective February 1, 2012.

(1)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. The returns shown exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total return would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

See accompanying notes to financial statements.

The Biondo Focus Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

				Investor Class
	Six Months Ended		Year Ended	Year Ended	Period Ended		Period Ended
	June 30,		December 31,	December 31,	December 31,		January 31,
	2015		2014	2013	2012 *		2012	2011 (1)
	(Unaudited)

Net asset value, beginning of period	$16.18		$13.92	$8.91	$9.38		$10.61	$10.00
Activity from investment operations:
Net investment loss (2)	(0.15)		(0.35)	(0.35)	(0.24)		(0.25)	(0.24)
Net realized and unrealized gain (loss) on investments and option transactions	0.75		2.60	5.36	(0.23)		(0.98)	0.85
Total income (loss) from investment operations	0.60		2.25	5.01	(0.47)		(1.23)	0.61

Paid-in-Capital from redemption fees (2)	0.00	(3)	0.01	0.00 (3)	—		0.00 (3)	—

Net asset value, end of period	$16.78		$16.18	$13.92	$8.91		$9.38	$10.61
Total return (4)	3.71	% (5,6)	16.24%	56.23%	(5.01	)% (6)	(11.59)%	6.10	% (6)
Net assets, end of period (in 000s)	$30,597		$32,613	$20,552	$14,115		$18,920	$20,966

Ratio of expenses to average net assets including interest expense	2.48	% (7)	2.65%	3.58%	3.35	% (7)	2.62%	3.05	% (7)
Ratio of expenses to average net assets excluding interest expense	2.30	% (7)	2.34%	2.82%	2.55	% (7)	2.34%	3.05	% (7)
Ratio of net investment loss to average net assets	(1.91	)% (7)	(2.27)%	(3.11)%	(2.95	)% (7)	(2.48)%	(2.88	)% (7)
Portfolio turnover rate	31	% (6)	52%	81%	83	% (6)	75%	55	% (6)

*	The Fund’s fiscal year end changed from January 31 to December 31, effective February 1, 2012.

(1)	The Biondo Focus Fund commenced operations on March 17, 2010.

(2)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns are historical in nature and assume changes in share price. The returns shown exclude the effect of applicable redemption fees.

(5)	There was no effect on total return due to the trade error (Note 6).

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2015

1.	ORGANIZATION

The Biondo Growth Fund and The Biondo Focus Fund (each a “Fund,” and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Trust is an open-end management investment company. The Funds each currently offer Investor Class shares. The Biondo Funds changed their fiscal year end from January 31 to December 31, effective February 1, 2012.

The Biondo Growth Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers. The Biondo Focus Fund seeks long-term capital appreciation, which it pursues by investing primarily in a combination of long and short positions in (1) common stock of U.S. companies of any capitalization; (2) American Depositary Receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds (“ETFs”) that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are not readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of each Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Funds’ investments measured at fair value:

The Biondo Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock, Warrants & Rights	$36,289,942	$—	$—	$36,289,942
Short-Term Investments	1,324,323	—	—	1,324,323
Total	$37,614,265	$—	$—	$37,614,265

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$112,000	$—	$—	$112,000

The Biondo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

The Biondo Focus Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock, Warrants & Rights	$31,007,618	$—	$—	$31,007,618
Short-Term Investments	258,890	—	—	258,890
Total	$31,266,508	$—	$—	$31,266,508

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$272,000	$—	$—	$272,000

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolios. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolios. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended June 30, 2015, (i) The Biondo Growth Fund had a net realized loss from written options of $59,313 on options subject to equity price risk and (ii) The Biondo Focus Fund had a net realized loss of $125,741 on written options subject to equity price risk. These realized gains/(losses) are included in the line items marked “Net realized gain (loss) on transactions from options written” on the Statements of Operations. For the six months ended June 30, 2015, The Biondo Growth Fund and The Biondo Focus Fund had net unrealized depreciation of $32,087 and $74,788, respectively, on written options subject to equity price risk and these unrealized appreciation amounts are included in the line items marked “Net change in unrealized appreciation (depreciation) on options written” on the Statements of Operations.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The number of call option contracts written and the premiums received by the Funds during the six months ended June 30, 2015, were as follows:

The Biondo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

	The Biondo Growth Fund		The Biondo Focus Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	90	$94,433	180	$188,982
Options written	50	97,846	175	233,194
Options exercised	—	—	—	—
Options closed	(90)	(94,433)	(180)	(188,982)
Options outstanding, end of period	50	$97,846	175	$233,194

Offsetting of Financial Assets and Derivative Assets

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2015.

The Biondo Growth Fund

			Gross Amounts of Assets Presented in the
Liabilities:			Statement of Assets & Liabilities
	Gross Amounts of		Financial
	Recognized		Instruments		Cash Collateral	Net Amount of
Description	Liabilities		Pledged		Pledged	Assets
Options Written Contracts	$112,000	(1)	$112,000	(2)	$—	$—
Total	$112,000		$112,000		$—	$—

The Biondo Focus Fund

			Gross Amounts of Assets Presented in the
Liabilities:			Statement of Assets & Liabilities
	Gross Amounts of		Financial
	Recognized		Instruments		Cash Collateral	Net Amount of
Description	Liabilities		Pledged		Pledged	Assets
Options Written Contracts	$272,000	(1)	$272,000	(2)	$—	$—
Total	$272,000		$272,000		$—	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Sector Risk – The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Fund	Purchases	Sales
The Biondo Growth Fund	$5,510,492	$6,465,808
The Biondo Focus Fund	9,981,881	12,612,205

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Biondo Investment Advisors, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Fund
The Biondo Growth Fund	1.00%
The Biondo Focus Fund	1.50%

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse a portion of The Biondo Growth Fund’s other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) does not exceed the following:

The Biondo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

Fund	Investor Class
The Biondo Growth Fund	1.50%

This amount will herein be referred to as the “expense limitation.” For the six months ended June 30, 2015, the Advisor waived fees in the amount of $39,920 for The Biondo Growth Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and The Biondo Growth Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years or periods prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of December 31, 2014, the Advisor had $381,633 of waived expenses that may be recovered by the following dates:

Fund	January 31, 2015	December 31, 2015	December 31, 2016	December 31, 2017
The Biondo Growth Fund	$134,548	$64,151	$82,677	$100,257

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (or “Plan”) for Investor Class shares. The Plan provides that a monthly service fee is calculated by The Biondo Growth and The Biondo Focus Funds at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares for each Fund. Pursuant to the Plan, each of these Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended June 30, 2015, The Biondo Growth Fund Investor Class was charged $46,446, and The Biondo Focus Fund was charged $38,740, pursuant to the Plan.

Northern Lights Distributors, LLC (the “Distributor”) acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares. For the six months ended June 30, 2015, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”),

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	BANK LINE OF CREDIT

The Biondo Focus Fund has a secured $5,000,000 bank line of credit through Lakeland Bank (“the Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings. The Biondo Focus Fund has until June 1, 2016 to pay back the line of credit. Borrowings under this arrangement bear interest at the greater of, i) at the lender’s prime rate minus 0.50% or ii) 2.75% per annum at the time of borrowing. During the six months ended June 30, 2015, the Fund incurred $28,990 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended June 30, 2015 were $3,499,999 and 2.75%, respectively. The largest outstanding borrowing during the six months ended June 30, 2015 was $3,500,000. As of June 30, 2015, the Fund had $3,499,999 of outstanding borrowings.

As collateral security for the bank line of credit, the Fund grants the Bank a first position security interest in and lien on all securities of any kind or description pledged by the Fund. As of June 30, 2015, the Fund had $11,618,656 in securities pledged as collateral for the line of credit.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2015, the Funds assessed $0 and $896 in redemption fees on The Biondo Growth Fund and The Biondo Focus Fund, respectively.

7.	PAYMENTS BY AFFILIATES

As a result of a trade error, The Biondo Focus Fund experienced a loss of $175 for the six months ended June 30, 2015, which was reimbursed by the Advisor.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

8.	TAX COMPONENTS OF CAPITAL

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Growth Fund	$(7,032,689)	$(4,167)	$14,473,279	$7,436,423
Focus Fund	(523,295)	—	10,383,787	9,860,492

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security and options transactions is primarily attributable to the tax deferral of losses on wash sales and straddles. The difference between book basis and tax basis accumulated net investment loss for the Growth Fund is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $4,167.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. At December 31, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Growth Fund	$5,288,713	$—	$5,288,713	2018
	1,743,976	—	1,743,976	2019
	$7,032,689	$—	$7,032,689

Focus Fund	$523,295	$—	$523,295	Non-expiring

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the Funds for the year ended December 31, 2014 as follows:

	Paid	Accumulated
	In	Net
Fund	Capital	Investment Loss
Growth Fund	$(317,720)	$317,720
Focus Fund	(628,647)	628,647

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

9.	CONCENTRATION

As of June 30, 2015, the Biondo Focus Fund had 27.6% of the value of net assets invested in stocks and warrants within the Biotechnology sector.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Biondo Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2015

As a shareholder of The Biondo Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Biondo Growth Fund and The Biondo Focus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	1/1/15	6/30/15	1/1/15 – 6/30/15	1/1/15 – 6/30/15
The Biondo Growth Fund	$1,000.00	$1,031.10	$7.55	1.50%
The Biondo Focus Fund	1,000.00	1,037.10	12.53	2.48%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical (5% return before	Account Value	Account Value	During Period**	During Period
expenses)	1/1/15	6/30/15	1/1/15 – 6/30/15	1/1/15 – 6/30/15
The Biondo Growth Fund	$1,000.00	$1,017.36	$7.50	1.50%
The Biondo Focus Fund	1,000.00	1,012.49	12.37	2.48%

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	“Hypothetical” expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR
Biondo Investment Advisors, LLC
540 Routes 6 & 209, PO Box 909
Milford, Pennsylvania 18337

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/31/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/31/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 8/31/15